Net Income / (Loss) from continuing operations Per Unit (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive units	412,916	428,958	77,857
Convertible Preferred Stock [Member] | Preferred Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive units		12,983,333	12,983,333